                                                                CIK: 0000806004

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, Missouri 63128

                                       September 8, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

   Re:  General American Separate Account Eleven
        File No. 811-4901

Commissioners:

   Semi-annual reports dated June 30, 2009 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the General American Separate Account Eleven of General American Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-annual reports for certain portfolios of Fidelity(R) Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329, Variable Insurance Products Fund II, CIK No. 0000831016, File No. 811-05511 and Variable Insurance Products Fund V, CIK No. 0000823535, File No. 811-05361.

The Semi-annual reports for certain series of the JP Morgan Series Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000916118, File
No. 811-08212.

The Semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-annual reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000824036, File No. 811-05371.

The Semi-annual reports for certain series of Van Eck Worldwide Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000811976, File No. 811-05083.

                                       Sincerely,

                                       /s/ John E. Connolly, Jr.
                                       -----------------------------
                                       John E. Connolly, Jr.